(PIMCO Municipal Bond Fund) |
PIMCO Funds

Supplement Dated March 1, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Municipal Bond Fund (the "Fund")

The following changes are effective immediately.

The seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:
The average portfolio duration of this Fund normally varies from three to twelve years, based on PIMCO's forecast for interest rates.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Effective March 1, 2013, the Fund's broad-based securities market index is the Barclays Municipal 20 Year Index (17-22 Year). The Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to March 1, 2013, the Fund's primary benchmark was the Barclays Municipal Bond Index.

The following disclosure is added above the row relating to the Barclays Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Average Annual Total Returns (PIMCO Municipal Bond Fund)	1 Year	5 Years	10 Years
Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes)	13.98%	5.27%	6.01%

(PIMCO Worldwide Fundamental Advantage TR Strategy Fund) |
PIMCO Funds

Supplement Dated March 1, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

Effective immediately, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

(PIMCO Municipal Bond Fund)
PIMCO Funds

Supplement Dated March 1, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Municipal Bond Fund (the "Fund")

The following changes are effective immediately.

The seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:
The average portfolio duration of this Fund normally varies from three to twelve years, based on PIMCO's forecast for interest rates.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Effective March 1, 2013, the Fund's broad-based securities market index is the Barclays Municipal 20 Year Index (17-22 Year). The Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to March 1, 2013, the Fund's primary benchmark was the Barclays Municipal Bond Index.

The following disclosure is added above the row relating to the Barclays Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Average Annual Total Returns (PIMCO Municipal Bond Fund)	1 Year	5 Years	10 Years
Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes)	13.98%	5.27%	6.01%

(PIMCO Worldwide Fundamental Advantage TR Strategy Fund)
PIMCO Funds

Supplement Dated March 1, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

Effective immediately, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Municipal Bond Fund), Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Mar. 01, 2013
(PIMCO Municipal Bond Fund) | Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.98%
5 Years	5.27%
10 Years	6.01%

Average Annual Total Returns (Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes), dei_DocumentInformationDocumentAxis, (PIMCO Municipal Bond Fund))	0 Months Ended
Mar. 01, 2013
Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes) | | (PIMCO Municipal Bond Fund)
Average Annual Return:
1 Year	13.98%
5 Years	5.27%
10 Years	6.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
(PIMCO Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated March 1, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Municipal Bond Fund (the "Fund")

The following changes are effective immediately.

Strategy Supplement [Text Block]	pimco_SupplementTextBlock01	The seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The average portfolio duration of this Fund normally varies from three to twelve years, based on PIMCO's forecast for interest rates.
Performance Supplement [Text Block]	pimco_SupplementTextBlock02	The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in each Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective March 1, 2013, the Fund's broad-based securities market index is the Barclays Municipal 20 Year Index (17-22 Year). The Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to March 1, 2013, the Fund's primary benchmark was the Barclays Municipal Bond Index.

Performance - Supplement [Text Block]	pimco_SupplementTextBlock03

The following disclosure is added above the row relating to the Barclays Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

(PIMCO Municipal Bond Fund) | Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.01%
(PIMCO Worldwide Fundamental Advantage TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated March 1, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

Strategy Supplement [Text Block]	pimco_SupplementTextBlock01

Effective immediately, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).